Document and Entity Information	0 Months Ended
Dec. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 30, 2013
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Dec. 24, 2013
Document Effective Date	Dec. 30, 2013
Prospectus Date	Dec. 30, 2013
Otter Creek Long/Short Opportunity Fund | Institutional Class
Risk/Return:
Trading Symbol	OTTRX
Otter Creek Long/Short Opportunity Fund | Investor Class
Risk/Return:
Trading Symbol	OTCRX